INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAX
Summary of reconciliation between the tax charge to income result from applying current tax rate

	12/31/2021	12/31/2020	12/31/2019
Income before taxes	(1,456,451)	6,298,013	(4,078,880)
Tax rate	28%	30%	30%
Income for the year at tax rate	400,556	(1,889,404)	1,223,664
Permanent differences at tax rate:
Contribution SGR (Mutual Guarantee Societies)	288,750	490,726	—
Tax inflation adjustment	(112,015)	21,798	344,519
Income tax return FY 2019	(26,496)	25,852	—
Effect of tax rate change on deferred tax	(761,691)	860,399	—
Non-deductible results	(69,011)	(523,258)	(1,914,841)
Income tax	(279,907)	(1,013,887)	(346,658)

Summary of net position of deferred tax

	12/31/2021	12/31/2020
Deferred tax assets	3,234,956	5,005,051
Deferred tax liability	(61,736)	(63,403)
Net assets by deferred tax	3,173,220	4,941,648

Deferred taxes to be recovered in more than 12 months	1,606,518	2,547,060
Deferred taxes to be recovered in 12 months	1,628,438	2,457,991
Subtotal – Deferred tax assets	3,234,956	5,005,051
Deferred taxes to be paid in more than 12 months	(84,871)	(98,324)
Deferred taxes to be paid in 12 months	23,135	34,921
Subtotal – Deferred tax liabilities	(61,736)	(63,403)
Total Net Assets by deferred Tax	3,173,220	4,941,648

Summary of deferred tax assets / (liabilities)

	Balance at	(Charge)/Credit	Balance at
	12/31/2020	to Income/OCI	12/31/2021
Intangible assets	(1,473,206)	16,650	(1,456,556)
Retirement plans	174,850	(174,850)	—
Loan Loss Reserves	3,287,076	(1,775,050)	1,512,026
Property, plant and equipment	(1,777,375)	(2,211,551)	(3,988,926)
Foreign Currency	(64,721)	12,574	(52,147)
Tax Loss Carry Forward	339,113	(3,605)	335,508
Inflation adjustment credit	3,808,363	(1,837,392)	1,970,971
Provisions	213,099	91,040	304,139
Others	434,449	4,113,756	4,548,205
Total	4,941,648	(1,768,428)	3,173,220

	Balance at	(Charge)/Credit	Balance at
	12/31/2019	to Income	12/31/2020
Intangible assets	(1,442,519)	(30,687)	(1,473,206)
Retirement plans	173,569	1,281	174,850
Loan Loss Reserves	1,892,349	1,394,727	3,287,076
Property, plant and equipment	(1,864,608)	87,233	(1,777,375)
Foreign Currency	(126,352)	61,631	(64,721)
Tax Loss Carry Forward	339,113	—	339,113
Repo transactions	3,067,683	740,680	3,808,363
Provisions	402,898	(189,799)	213,099
Others	(48,341)	482,790	434,449
Total	2,393,792	2,547,856	4,941,648